SIGNIFICANT ACCOUNTING POLICIES - Property, equipment and software, net (Details)	12 Months Ended
Dec. 31, 2021
Minimum | Computers, software and peripheral equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Minimum | Furniture and office equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	6 years
Maximum | Computers, software and peripheral equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Maximum | Furniture and office equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	16 years